UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     WD Offshore Fund, Ltd.

Address:  c/o Goldman Sachs (Cayman) Trust, Limited
              Attn:  Investor Service Department
              PO Box 896, Harbour Centre
              George Town, Grand Cayman KY1-1103
              Cayman Islands


13F File Number: 028-12175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Edwards
Title:    Managing Member of its Investment Manager
Phone:    (203) 529-4300


Signature, Place and Date of Signing:


/s/ David Edwards                 Wilton, CT                    May 12, 2008
-----------------------     -----------------------        ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     028-11649                       Windcrest Discovery Investments LLC
     -------------                   ------------------------------------



SK 21716 0002 877201